Condensed Financial Information of the Company Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Treasury stock (in shares)	13,419,936	14,094,018
Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	896,488,277	895,814,195
Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700
Parent company | Reportable legal entities
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Treasury stock (in shares)	13,419,936	14,094,018
Parent company | Reportable legal entities | Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	896,488,277	895,814,195
Parent company | Reportable legal entities | Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700